iShares®

iShares Trust

iShares, Inc.

Supplement dated July 23, 2020 (the “Supplement”)

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”) for each of the Funds Listed Below (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

The following changes will take effect for each Fund on July 23, 2020.

Change in each Fund’s “More Information About the Fund”

The following paragraph will be added to the More Information About the Fund section of each Prospectus:

The Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to facilitate the settlement of securities or other transactions. The Fund does not intend to borrow money in order to leverage its portfolio.

Change in each Fund’s “A Further Discussion of Other Risks”

The section of each Prospectus entitled “A Further Discussion of Other Risks” is amended to add the following:

Borrowing Risk. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may also cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Change in each Fund’s “Investment Strategies and Risks”

The following sentence will be added to the Borrowing section of each Fund’s SAI:

The Fund, along with certain other iShares funds, has entered into a line of credit with State Street Bank and Trust Company (“State Street”) that may be used for temporary or emergency purposes, including redemption, settlement of trades and rebalancing of portfolio holdings.

iShares Funds

Supplement to the Prospectus dated as of August 1, 2019 (or revised as noted below) and the SAI dated as of August 1, 2019 (revised as of April 16, 2020):

iShares Asia 50 ETF (the Prospectus revised as of January 31, 2020)

iShares Emerging Markets Infrastructure ETF (the Prospectus revised as of March 27, 2020)

iShares Global Materials ETF

iShares Global Tech ETF

iShares Global Timber & Forestry ETF

iShares Latin America 40 ETF

Supplement to the Prospectus dated as of August 1, 2019 (or revised as noted below) and the SAI dated as of August 1, 2019 (revised as of June 25, 2020):

iShares Global Clean Energy ETF (the Prospectus revised as of October 21, 2019)

iShares Global Comm Services ETF

iShares Global Consumer Discretionary ETF (the Prospectus revised as of September 23, 2019)

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Utilities ETF

iShares PHLX Semiconductor ETF

Supplement to the Prospectus dated as of November 29, 2019 (or revised as noted below) and the SAI dated as of November 29, 2019 (revised as of July 2, 2020):

iShares MSCI China A ETF (the Prospectus revised as of July 2, 2020)

iShares Robotics and Artificial Intelligence Multisector ETF

Supplement to the Prospectus dated as of December 30, 2019 and the SAI dated as of December 30, 2019 (revised as of April 16, 2020):

iShares MSCI Brazil Small-Cap ETF

iShares MSCI Qatar ETF

iShares MSCI Russia ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI UAE ETF

Supplement to the Prospectus dated as of December 30, 2019 (or revised as noted below) and the SAI dated as of December 30, 2019 (revised as of June 1, 2020):

iShares MSCI Brazil ETF

iShares MSCI Malaysia ETF

iShares MSCI South Korea ETF (the Prospectus revised as of March 2, 2020)

iShares MSCI Taiwan ETF

Supplement to the Prospectus and SAI, each dated as of February 28, 2020 (revised as of March 31, 2020):

iShares J.P. Morgan EM Local Currency Bond ETF

Supplement to the Prospectus dated as of March 2, 2020 and the SAI dated as of March 2, 2020 (revised as of April 16, 2020):

iShares MSCI Kuwait ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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